INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 2,892
Cost at end of year	3,149	$ 2,892
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	3,762	4,657
Additions, net of disposals	10	30
Non-cash additions	1	35
Asset reclassified as held for sale	0	(110)
Foreign currency translation	422	(850)
Cost at end of year	$ 4,195	$ 3,762